Significant Accounting Policies and Practices (Details) - Schedule of Consolidated Subsidiaries and/or Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Jerrick Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia
Company Ownership Interest	100.00%	100.00%
Creatd Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Dune Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	85.00%	50.00%
OG Collection, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	86.00%	89.00%
Orbit Media LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest	56.00%	51.00%
WHE Agency, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	95.00%	44.00%